Share capital (Tables)	6 Months Ended
Jun. 30, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital

	June 30, 2023	December 31, 2022
	£	£
Issued and fully paid share capital
124,245,535 (2022: 122,963,545) Ordinary shares of £0.0005 each	62,123	61,482
	62,123	61,482

	December 31, 2022	Exercise of share-based payment awards	June 30, 2023
Ordinary shares	122,963,545	1,281,990	124,245,535
	122,963,545	1,281,990	124,245,535